--------------------------------------------------------------------------------

                               John Hancock Funds

                                    Discovery
                                      Fund

                                  FINAL REPORT

                                December 5, 1997

--------------------------------------------------------------------------------

                       John Hancock Funds - Discovery Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl *
                              Richard A. Farrell *
                                 Gail D. Fosler*
                               William F. Glavin *
                                 Anne C. Hodsdon
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                          * Members of the Audit Committee

                                    Officers
                             Edward J. Boudreau, Jr.
                        Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                    Second Vice President and Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

John Hancock Funds - Discovery Fund
Statement of Assets and Liabilities
Final Report December 5, 1997* (Unaudited)

------------------------------------------------------------------------------------------

Assets:
      Investments at value - Note C
        Common Stocks    (cost - $ 103,056,518)                               $134,338,879
      Receivable for shares sold                                                   128,749
      Dividends receivable                                                          18,945
      Other assets                                                                   1,557
                                                                             -------------
                                                          Total Assets         134,488,130
                                                          --------------------------------
Liabilities:
      Due to custodian                                                             673,043
      Payable for shares repurchased                                               153,099
      Payable to John Hancock Advisers, Inc.
        and affiliates - Note B                                                     89,223
      Accounts payable and accrued expenses                                        115,749
                                                                             -------------
                                                          Total Liabilities      1,031,124
                                                          --------------------------------

Net Assets:
      Capital paid-in                                                          102,197,612
      Accumulated realized loss on investments                                     (21,418)
      Net unrealized appreciation of investments                                31,282,553
      Accumulated net investment loss                                               (1,741)
                                                                             -------------
                                                          Net Assets          $133,457,006
                                                          ================================
Net Asset Value Per Share:
      (Based on net asset values and shares of
      beneficial interest outstanding - unlimited
      number of shares authorized with no par
      value)

      Class A -                     $43,231,211 / 2,567,733                         $16.84
      ====================================================================================
      Class B -                     $90,225,795 / 5,636,912                         $16.01
      ====================================================================================

Maximum Offering Price Per Share**
      Class A -                    ($     16.84 x    105.26%)                       $17.33
      ====================================================================================

*The net assets of the John Hancock Discovery Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).
**On single retail sales of less than $50,000. On sales or more and on group sales the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Discovery Fund
Statement of Operations
For the period November 1, 1997 to
December 5, 1997* (Unaudited)

--------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                        $            51,975
   Interest                                                                                       2,102
                                                                                   ---------------------
                                                                                                 54,077
                                                                                   ---------------------

   Expenses:
     Investment management fee - Note B                                                          98,347
     Distribution and service fee - Note B
       Class A                                                                                   12,875
       Class B                                                                                   88,210
     Transfer agent fee - Note B                                                                 40,597
     Legal fees                                                                                   9,165
     Custodian fee                                                                                6,700
     Financial services fee - Note B                                                              2,317
     Trustees' fees                                                                                 538
                                                                                   ---------------------
                                           Total Expenses                                       258,749
                                           -------------------------------------------------------------
                                           Net Investment Loss                                 (204,672)
                                           -------------------------------------------------------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments sold                                                        297,074
   Change in net unrealized appreciation/depreciation
      of investments                                                                           (601,164)
                                                                                   ---------------------
                                           Net Realized and Unrealized Gain on
                                           Investments                                         (304,090)
                                           -------------------------------------------------------------
                                           Net Increase in Net Assets
                                           Resulting from Operations                          ($508,762)
                                           =============================================================

* The net assets of the John Hancock Discovery Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).


                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Discovery Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------

                                                                                              PERIOD FROM
                                                                                           AUGUST 1, 1996 TO
                                                                                           OCTOBER 31, 1996(1)
                                                                                       ---------------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                                                   ($587,256)
  Net realized gain (loss) on investments sold and foreign currency transactions                       (1,588,518)
  Change in net unrealized appreciation/depreciation of investments                                     9,432,551
                                                                                       ---------------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                                   7,256,777
                                                                                       ---------------------------

Distributions to Shareholders:
  Distributions from net realized gain on investments sold
      Class A - (none, $0.1140 and $0.2037 per share, respectively)                                            --
      Class B - (none, $0.1140 and $0.2037 per share, respectively)                                            --
                                                                                       ---------------------------
      Total Distributions to Shareholders                                                                      --
                                                                                       ---------------------------

From Fund Share Transactions - Net: *                                                                  40,664,165
                                                                                       ---------------------------

Net Assets:
  Beginning of period                                                                                 100,599,883
                                                                                       ---------------------------
  End of period (including accumulated net investment loss
      of none, $1,741 and $1,741, respectively)                                                      $148,520,825
                                                                                       ===========================

John Hancock Funds - Discovery Fund
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            PERIOD FROM
                                                                                                        NOVEMBER 1, 1997 TO
                                                                                        YEAR ENDED        DECEMBER 5, 1997
                                                                                     OCTOBER 31, 1997      (UNAUDITED)**
                                                                                 --------------------  ---------------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss                                                                    ($2,456,405)             ($204,672)
  Net realized gain (loss) on investments sold and foreign currency transactions           3,061,999                297,074
  Change in net unrealized appreciation/depreciation of investments                        8,352,255               (601,164)
                                                                                 --------------------  ---------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                      8,957,849               (508,762)
                                                                                 --------------------  ---------------------

Distributions to Shareholders:
  Distributions from net realized gain on investments sold
      Class A - (none, $0.1140 and $0.2037 per share, respectively)                         (377,494)              (535,006)
      Class B - (none, $0.1140 and $0.2037 per share, respectively)                         (775,851)            (1,147,721)
                                                                                 --------------------  ---------------------
      Total Distributions to Shareholders                                                 (1,153,345)            (1,682,727)
                                                                                 --------------------  ---------------------

From Fund Share Transactions - Net: *                                                    (14,937,605)            (5,739,229)
                                                                                 --------------------  ---------------------

Net Assets:
  Beginning of period                                                                    148,520,825            141,387,724
                                                                                 --------------------  ---------------------
  End of period (including accumulated net investment loss
      of none, $1,741 and $1,741, respectively)                                         $141,387,724           $133,457,006
                                                                                 ====================  =====================

  * Analysis of Fund Share Transactions:


                                                                                PERIOD FROM
                                                                             AUGUST 1, 1996 TO           YEAR ENDED
                                                                           OCTOBER 31, 1996 (1)        OCTOBER 31, 1997
                                                                     ----------------------------------------------------------
                                                                       SHARES        AMOUNT         SHARES        AMOUNT
CLASS A
    Shares sold                                                        6,727,252    $112,934,558     4,483,350    $67,441,611
    Shares issued to shareholders in reinvestment of distributions            --              --        23,197        340,089
                                                                     ---------------------------   --------------------------
                                                                       6,727,252     112,934,558     4,506,547     67,781,700
    Less shares repurchased                                           (5,595,291)    (96,031,768)   (5,051,999)   (76,943,832)
                                                                     ---------------------------   --------------------------
    Net increase (decrease)                                            1,131,961     $16,902,790      (545,452)   ($9,162,132)
                                                                     ===========================   ==========================
CLASS B
    Shares sold                                                        2,908,304     $46,987,243     3,577,728    $51,201,699
    Shares issued to shareholders in reinvestment of distributions            --              --        47,151        662,535
                                                                     ---------------------------   --------------------------
                                                                       2,908,304      46,987,243     3,624,879     51,864,234
    Less shares repurchased                                           (1,430,974)    (23,225,868)   (3,989,627)   (57,639,707)
                                                                     ---------------------------   --------------------------
    Net increase (decrease)                                            1,477,330     $23,761,375      (364,748)   ($5,775,473)
                                                                     ===========================   ==========================


  * Analysis of Fund Share Transactions:

                                                                          PERIOD FROM
                                                                     NOVEMBER 1, 1997 TO
                                                                       DECEMBER 5, 1997
                                                                        (UNAUDITED)
                                                                  -------------------------
                                                                    SHARES       AMOUNT
CLASS A
    Shares sold                                                       184,923    $3,070,676
    Shares issued to shareholders in reinvestment of distributions     30,019       488,108
                                                                   ----------   -----------
                                                                      214,942     3,558,784
    Less shares repurchased                                          (354,746)   (5,891,796)
                                                                   ----------   -----------
    Net increase (decrease)                                          (139,804)  ($2,333,012)
                                                                   ==========   ===========
CLASS B
    Shares sold                                                        48,899      $715,848
    Shares issued to shareholders in reinvestment of distributions     61,849       956,178
                                                                   ----------   -----------
                                                                      110,748     1,672,026
    Less shares repurchased                                          (317,265)   (5,078,243)
                                                                   ----------   -----------
    Net increase (decrease)                                          (206,517)  ($3,406,217)
                                                                   ==========   ===========

** The net assets of the John Hancock Discovery Fund ("the Fund") were merged into the John Hancock Growth Fund as of the close of business on December 5, 1997 and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. (See Note A to the Notes to Financial Statements).

(1) Effective October 31, 1996 the fiscal period changed from July 31 to October 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       John Hancock Funds - Discovery Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

--------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED JULY 31,
                                            --------------------------------------------------------
                                               1993          1994            1995            1996
                                            ----------    ----------      ----------      ----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period          $8.95        $10.81           $8.56          $12.95
                                            ----------    ----------      ----------      ----------
   Net Investment Loss                           (0.16)        (0.16)(1)       (0.17)(1)       (0.19)(1)
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency Transactions            2.15         (0.43)           4.83            2.46
                                            ----------    ----------      ----------      ----------
          Total from Investment Operations        1.99         (0.59)           4.66            2.27
                                            ----------    ----------      ----------      ----------
   Less Distributions:
   Distributions from Net
     Realized Gain on Investments Sold           (0.13)        (1.66)          (0.27)          (0.13)
                                            ----------    ----------      ----------      ----------
   Net Asset Value, End of Period               $10.81         $8.56          $12.95          $15.09
                                            ==========    ==========      ==========      ==========
   Total Investment Return at Net
     Asset Value (2)                             22.33%        (6.45%)         55.80%          17.72%
Ratios and Supplemental Data
   Net Assets, End of Period
     (000s omitted)                             $4,692        $3,226          $5,075         $32,009
   Ratio of Expenses to Average
     Net Assets                                   2.17%         2.01%           2.10%           1.72%
   Ratio of Net Investment Loss
     to Average Net Assets                       (1.61%)       (1.64%)         (1.73%)         (1.26%)
   Portfolio Turnover Rate                         148%          108%            118%            116%
   Average Broker Commission Rate (5)              N/A           N/A             N/A             N/A

CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period          $8.87        $10.65           $8.34          $12.54
                                            ----------    ----------      ----------      ----------
   Net Investment Loss                           (0.23)        (0.22)(1)       (0.22)(1)       (0.27)(1)
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency Transactions            2.14         (0.43)           4.69            2.36
                                            ----------    ----------      ----------      ----------
          Total from Investment Operations        1.91         (0.65)           4.47            2.09
                                            ----------    ----------      ----------      ----------
   Less Distributions:
   Distributions from Net
     Realized Gain on Investments Sold           (0.13)        (1.66)          (0.27)          (0.13)
                                            ----------    ----------      ----------      ----------
   Net Asset Value, End of Period               $10.65         $8.34          $12.54          $14.50
                                            ==========    ==========      ==========      ==========
   Total Investment Return at Net
     Asset Value (2)                             21.63%        (7.18%)         54.97%          16.85%
Ratios and Supplemental Data
   Net Assets, End of Period
     (000s omitted)                            $38,672       $26,537         $31,645         $68,591
   Ratio of Expenses to Average
     Net Assets                                   2.86%         2.62%           2.70%           2.42%
   Ratio of Net Investment Loss
     to Average Net Assets                       (2.26%)       (2.24%)         (2.34%)         (1.96%)
   Portfolio Turnover Rate                         148%          108%            118%            116%
   Average Broker Commission Rate (5)              N/A           N/A             N/A             N/A


                                           ----------------------------------------------------
                                             PERIOD                         PERIOD FROM
                                              FROM                          NOVEMBER 1,
                                             AUGUST 1,                        1997 TO
                                             1996 TO          YEAR ENDED     DECEMBER
                                             OCTOBER          OCTOBER 31,  5, 1997 (6)
                                            31, 1996(6)          1997       (UNAUDITED)
                                            -----------      ----------    ------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period         $15.09           $16.13          $17.10
                                            ----------       ----------      ----------
   Net Investment Loss                           (0.05)(1)        (0.19)(1)       (0.02)(1)
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency Transactions            1.09             1.27           (0.04)
                                            ----------       ----------      ----------
          Total from Investment Operations        1.04             1.08           (0.06)
                                            ----------       ----------      ----------
   Less Distributions:
   Distributions from Net
     Realized Gain on Investments Sold              --            (0.11)          (0.20)
                                            ----------       ----------      ----------
   Net Asset Value, End of Period               $16.13           $17.10          $16.84
                                            ==========       ==========      ==========
   Total Investment Return at Net
     Asset Value (2)                              6.89%(3)         6.84%          (0.29%)(3)
Ratios and Supplemental Data
   Net Assets, End of Period
     (000s omitted)                            $52,479          $46,289         $43,231
   Ratio of Expenses to Average
     Net Assets                                   1.65%(4)         1.63%           1.50%(4)
   Ratio of Net Investment Loss
     to Average Net Assets                       (1.20%)(4)       (1.26%)         (1.09%)(4)
   Portfolio Turnover Rate                          45%             262%              7%
   Average Broker Commission Rate (5)          $0.0628          $0.0679         $0.0700

CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period         $14.50           $15.47          $16.27
                                            ----------       ----------      ----------
   Net Investment Loss                           (0.08)(1)        (0.29)(1)       (0.02)(1)
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency Transactions            1.05             1.20           (0.04)
                                            ----------       ----------      ----------
          Total from Investment Operations        0.97             0.91           (0.06)
                                            ----------       ----------      ----------
   Less Distributions:
   Distributions from Net
     Realized Gain on Investments Sold              --            (0.11)          (0.20)
                                            ----------       ----------      ----------
   Net Asset Value, End of Period               $15.47           $16.27          $16.01
                                            ==========       ==========      ==========
   Total Investment Return at Net
     Asset Value (2)                              6.69%(3)         6.03%          (0.30%)(3)
Ratios and Supplemental Data
   Net Assets, End of Period
     (000s omitted)                            $96,042          $95,099         $90,226
   Ratio of Expenses to Average
     Net Assets                                   2.37%(4)         2.33%           2.20%(4)
   Ratio of Net Investment Loss
     to Average Net Assets                       (1.93%)(4)       (1.97%)         (1.79%)(4)
   Portfolio Turnover Rate                          45%             262%              7%
   Average Broker Commission Rate (5)          $0.0628          $0.0679         $0.0700

(1) Based on the of the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6) Effective October 31, 1996, the fiscal period changed from July 31 to October 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      John Hancock Funds - Discovery Fund

Schedule of Investments
December 5, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                            NUMBER OF               MARKET
ISSUER, DESCRIPTION                          SHARES                  VALUE
-------------------                          ------                  -----
COMMON STOCKS
Advertising (1.94%)
Outdoor Systems, Inc.*                       75,000          $       2,582,812
                                                               ----------------

Beverages (1.84%)
Mondavi (Robert) Corp. (Class A)*            49,400                  2,460,737
                                                               ----------------

Business Services - Misc (1.37%)
Corrections Corporation of America*          50,000                  1,771,875
Securacom, Inc.*                              5,300                     50,350
                                                               ----------------
                                                                     1,822,225
                                                               ----------------

Computers (20.37%)
America Online, Inc.*                        30,000                  2,533,125
Aspect Development, Inc.*                    27,100                  1,080,612
BMC Software, Inc.*                          35,000                  2,471,875
CBT Group Plc,* American Depositary
  Receipt (ADR),  (Ireland)                  32,800                  2,488,700
Compaq Computer Corp.                        25,000                  1,620,312
E*TRADE Group, Inc.*                         78,000                  1,584,375
HBO & Co.                                    50,300                  2,345,237
Iomega Corp.*                                75,000                  2,339,062
Network Appliance, Inc.*                     63,100                  3,367,962
Security Dynamics Technologies, Inc.*        61,400                  2,129,812
Symantec Corp.*                             102,500                  2,767,500
Visio Corp.*                                 60,000                  2,460,000
                                                               ----------------
                                                                    27,188,572
                                                               ----------------

Electronics (9.68%)
ASM Lithography Holding N.V.*
  (Netherlands)                              19,200                  1,374,000
ATMI, Inc.*                                  70,000                  2,205,000
Level One Communications, Inc.*              50,000                  1,640,625
Metromedia Fiber Network, Inc.
  (Class A)*                                 37,700                    664,463
Novellus Systems, Inc.*                      41,200                  1,557,875
Semtech Corp.*                               45,000                  2,356,875
Teradyne, Inc.*                              30,200                  1,089,087
Vitesse Semiconductor Corp.*                 50,000                  2,035,935
                                                               ----------------
                                                                    12,923,860
                                                               ----------------

                       See notes to financial statements.

                      John Hancock Funds - Discovery Fund

                                            NUMBER OF               MARKET
ISSUER, DESCRIPTION                          SHARES                  VALUE
-------------------                          ------                  -----
Finance (2.94%)
FIRSTPLUS Financial Group, Inc.*             37,600          $       1,494,600
Medallion Financial Corp.                   114,000                  2,422,500
                                                               ----------------
                                                                     3,917,100
                                                               ----------------

Insurance (2.51%)
Ace, Ltd. (Bermuda)                          17,400                  1,722,600
Progressive Corp.                            15,000                  1,621,875
                                                               ----------------
                                                                     3,344,475
                                                               ----------------

Leisure (3.90%)
Carnival Corp. (Class A)                     52,000                  2,772,250
Royal Caribbean Cruises Ltd.                 50,000                  2,428,125
                                                               ----------------
                                                                     5,200,375
                                                               ----------------

Machinery (1.86%)
Gardner Denver Machinery, Inc.*              63,900                  2,476,125
                                                               ----------------

Media (7.94%)
Central Newspapers, Inc. (Class A)           40,000                  2,832,500
Clear Channel Communications, Inc.*          40,000                  2,920,000
Heftel Broadcasting Corp. (Class A)*         70,000                  3,097,500
Jacor Communications, Inc.*                  40,000                  1,745,000
                                                               ----------------
                                                                    10,595,000
                                                               ----------------

Medical (2.11%)
Warner-Lambert Co.                           11,500                  1,354,125
Wesley Jessen VisionCare, Inc.*              45,900                  1,463,063
                                                               ----------------
                                                                     2,817,188
                                                               ----------------

Metal (1.48%)
Maverick Tube Corp.*                         60,000                  1,972,500
                                                               ----------------

                       See notes to financial statements.

                      John Hancock Funds - Discovery Fund

                                            NUMBER OF               MARKET
ISSUER, DESCRIPTION                          SHARES                  VALUE
-------------------                          ------                  -----
Office (1.47%)
HON Industries, Inc.                          35,600          $       1,958,000
                                                                ----------------

Oil & Gas (10.63%)
ENSCO International, Inc.*                    75,000                  2,939,063
EVI, Inc.*                                    38,600                  2,067,513
Falcon Drilling Co., Inc.*                    80,000                  2,845,000
Marine Drilling Co.,  Inc.*                   65,400                  1,610,475
National-Oilwell, Inc.*                       60,000                  2,122,500
Precision Drilling Corp.* (Canada)            90,000                  2,610,000
                                                                ----------------
                                                                     14,194,551
                                                                ----------------

Pollution Control (7.90%)
ITEQ, Inc.*                                  170,600                  2,004,550
Newpark Resources, Inc.*                     160,400                  3,187,950
Philip Services Corp.* (Canada)              211,000                  3,415,563
US Filter Corp.*                              60,000                  1,935,000
                                                                ----------------
                                                                     10,543,063
                                                                ----------------

Retail (12.01%)
Borders Group, Inc. *                         46,200                  1,406,213
Consolidated Stores Corp.*                    57,500                  2,839,063
Costco Cos., Inc.*                            55,000                  2,347,813
Dollar General Corp.                          63,750                  2,366,719
Fred Meyer, Inc.*                             57,800                  2,088,025
Home Depot, Inc.                              47,000                  2,808,250
Starbucks Corp.*                              55,000                  2,179,375
                                                                ----------------
                                                                     16,035,458
                                                                ----------------

Schools / Education (2.17%)
Apollo Group, Inc. (Class A)*                 64,500                  2,902,500
                                                                ----------------

Steel (1.05%)
Lone Star Technologies, Inc.*                 45,400                  1,404,563
                                                                ----------------

                       See notes to financial statements.

                      John Hancock Funds - Discovery Fund

                                            NUMBER OF               MARKET
ISSUER, DESCRIPTION                            SHARES                VALUE
-------------------                            ------                -----
Telecommunications (7.49%)
Comverse Technology, Inc.*                     50,200        $       1,694,250
Innova Corp.*                                  35,400                  570,825
Nextel Communications, Inc. (Class A)*        100,000                2,425,000
Qwest Communications International Inc.*       40,300                2,297,100
Teligent, Inc. (Class A)*                       2,200                   54,725
Tellabs, Inc.*                                 13,500                  756,000
WorldCom, Inc.*                                65,000                2,201,875
                                                               ----------------
                                                                     9,999,775
                                                               ----------------

                       TOTAL COMMON STOCKS
                       (Cost $103,056,518)    (100.66%)            134,338,879
                                                               ----------------
                         TOTAL INVESTMENTS    (100.66%)            134,338,879
                                                               ================

*Non-Income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.

Portfolio Concentration (Unaudited)
December 5, 1997

The Discovery Fund invests primarily in securities issued in the United States of America. The performance of the Fund is closely tied to the economic and financial condition within the countries in which it invests. The concentration of investments by individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at December 5, 1997 assigned to country categories.

                                                               MARKET VALUE
                                                             AS A PERCENTAGE
                                                                OF FUND'S
COUNTRY DIVERSIFICATION                                         NET ASSETS
-----------------------                                       -------------
Bermuda                                                               1.29%
Canada                                                                4.52
Ireland                                                               1.86
Netherlands                                                           1.03
United States                                                        91.96
                                                              -------------
TOTAL INVESTMENTS                                                   100.66%
                                                              =============

                       See notes to financial statements.

                        NOTES TO THE FINANCIAL STATEMENTS
                       JOHN HANCOCK FUNDS - DISCOVERY FUND

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Investment Trust IV (the "Trust")(formerly Freedom Investment Trust
III) was a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consisted of one series: John Hancock Discovery Fund (the "Fund"). The investment objective of the Fund was to achieve long-term capital appreciation through investment primarily in companies that appear to offer superior growth prospects.

      The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bear distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

      On November 12, 1997 shareholders of the Fund approved a plan of reorganization between the Fund and the John Hancock Growth Fund ("Growth Fund") providing for the transfer of substantially all the assets and liabilities of the Fund to the Growth Fund in exchange solely form shares of beneficial interest of the Growth Fund. After this transaction and as of the close of business on December 5, 1997, the Fund will be terminated The financial statements herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

      Significant accounting policies of the Fund were as follows:
VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies had been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may have participated in a joint repurchase agreement. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes and were accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy was to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provisions were required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities were recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund was made aware of the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes which were accrued as applicable.

      The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and

                        NOTES TO THE FINANCIAL STATEMENTS
                       JOHN HANCOCK FUNDS - DISCOVERY FUND

in the same amount, except for the effect of expenses that may have been applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enabled the Fund to participate with other Funds managed by the Advisor in unsecured lines of credit with banks which permited borrowings up to $600 million, collectively. Interest was charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, was allocated among the participating Funds. The Fund had no borrowing activity for the period ended December 5, 1997.

NOTE B-
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

      The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended December 5, 1997, net sales charges received with regard to sales of Class A shares amounted to $6,482. Out of this amount, $951 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,631 was paid as sales commissions to unrelated broker-dealers and $2,900 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), was the indirect sole shareholder of Distributors.

      Class B shares which were redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 5, 1997, contingent deferred sales charges paid to JH Funds amounted to $21,245.

      In addition, to reimburse JH Funds for the services it provided as distributor of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund made payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

      The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund had an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

                        NOTES TO THE FINANCIAL STATEMENTS
                       JOHN HANCOCK FUNDS - DISCOVERY FUND

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon, and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At December 5, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $192.

NOTE C-
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended December 5, 1997, aggregated $10,171,367 and $16,445,763, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended December 5, 1997.

      The cost of investments owned at December 5, 1997 (including the joint repurchase agreement) for federal income tax purposes was $103,077,936. Gross unrealized appreciation and depreciation of investments aggregated $33,598,813 and $2,337,870, respectively, resulting in net unrealized appreciation of $31,260,943.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended December 5, 1997, the Fund has reclassified amounts to reflect an increase in accumulated net realized loss on investments of $109,795, a decrease in accumulated net investment loss of $204,672 and a decrease in capital paid-in of $94,877. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 5, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the dividends of the Fund paid during its taxable year ended December 5, 1997.

The Fund designated a distribution to shareholders of $1,682,727 as long-term capital gain dividends, $172,717 is a 28% rate gain distribution and $1,510,010 is a 20% rate gain distribution.

With respect to the dividends paid by the fund for the fiscal year ended December 5, 1997, none qualify for the corporate dividends received deduction.

Shareholders will be mailed a 1997 U.S. Treasury Department Form 1099-DIV in January 1998. This will reflect the tax character of all distributions for the calendar year 1997.